Katherine P. Feld              [logo] OppenheimerFunds
Vice President &                    Oppenheimer Management Corporation
Associate Counsel                   Two World Trade Center
                                    New York, NY 10048-0203
                                    212 323-0200    Fax 212 323-0558




                                      November 30, 1995

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA  22312

     Re:  Oppenheimer Limited-Term Government Fund
          Reg. No. 33-02769, File No. 811-4563

To the Securities and Exchange Commission:

     An electronic ("EDGAR") filing is hereby made pursuant to Rule 24f-2 of the Investment Company Act of 1940 (the "1940 Act") on behalf of Oppenheimer Limited-Term Government Fund accompanied by an opinion of counsel for the registration of additional shares of the above Fund.

     A total filing fee of $43,410 ($11,331 for Class A shares, $27,128 for Class B shares and $4,951 for Class C shares), calculated at the rate of 1/29 of 1% of the value of shares of that class sold in excess of the shares of that class redeemed for the fiscal year ended September 30, 1995, was wired to the SEC's account at Mellon Bank on November 28, 1995 (Fed Wire No. 3274) and referenced this filing. The Fund has previously registered an indefinite number of shares pursuant to Rule 24f-2.

     The purpose of the Notice was to make definite the registration of 13,156,371 Class A shares, 9,449,190 Class B shares and 1,483,730 Class C shares of the Fund in reliance on Rule 24f-2.

                                      Very truly yours,

                                      /s/ Katherine P. Feld

                                      Katherine P. Feld
                                      Vice President &
                                      Associate Counsel
                                      (212) 323-0252

KPF/gl
Enclosures

cc:Allan B. Adams, Esq.
   Robert Bishop
   Gloria LaFond


SEC/855.C

Rule 24f-2 Notice for Oppenheimer Limited-Term Government Fund
3410 S. Galena Street, Denver, Colorado 80231
(Registration No. 33-02769, File No. 811-4563)

   NOTICE IS HEREBY GIVEN that Oppenheimer Limited-Term Government Fund having previously filed in its registration statement a declaration that an indefinite number of its shares of beneficial interest were being registered pursuant to Rule 24f-2 of the Investment Company Act of 1940, now elects to continue such indefinite registration.

(i) This Notice is being filed for the fiscal year ended September 30, 1995.

(ii) 6,921,176 Class A shares which had been registered other than pursuant to this Rule remained unsold at the beginning of the above fiscal year.

(iii) No shares were registered other than pursuant to this Rule during the above fiscal year.

(iv) The number of shares sold during the above fiscal year was as follows(1):

                     Class A   20,077,547
                     Class B    9,449,190
                     Class C*   1,483,730

(v) Shares sold during the above fiscal year in reliance upon registration pursuant to this Rule were as follows:

                     Class A   13,156,371
                     Class B    9,449,190
                     Class C*   1,483,730

       Pursuant to the requirements of the Investment Company Act of 1940, the undersigned registrant has caused this Notice to be signed on its behalf this 27th day of November, 1995.

                          Oppenheimer Limited-Term Government Fund



                          By: /s/ Andrew J. Donohue
                          -----------------------------------------
                              Andrew J. Donohue, Vice President
---------------
(1)The calculation of the aggregate sales price is made pursuant to Rule 24f-2 of the Investment Company Act of 1940, as follows:

                             Value of
           Value of          Shares                              Filing
           Shares Sold       Redeemed           Net              Fee

Class A    $211,367,545      $(106,528,778)     $104,838,767     $11,331+
Class B    $ 98,292,819      $( 19,623,804)     $ 78,669,015     $27,128
Class C    $ 15,478,180      $(  1,119,776)     $ 14,358,404     $ 4,951
                                                                 $43,410

+Using 6,921,176 Class A shares previously registered valued at $71,978,422, a filing fee of $11,331 is payable as to Class A shares. No Class A shares previously registered remain in inventory at 9/30/95.

*For the period February 1, 1995 (inception of offering) to September 31,
1995.

                        Myer, Swanson & Adams, P.C.
                             Attorneys At Law
                     The Colorado State Bank Building
Rendle Myer             1600 Broadway - Suite 1850          of counsel
Allan B. Adams          Denver, Colorado 80202-4918         Robert Swanson
Robert K. Swanson         Telephone (303) 866-9800              ----
Thomas J. Wolf*           Facsimile (303) 866-9818          Fredd E. Neef
*Board Certified Civil                                      (1910-1986)
Trial Advocate by the
National Board of Trial
Advocacy
     ---
Kevin M. Brady

                             November 28, 1995

Oppenheimer Limited-Term Government Fund
3410 South Galena Street
Denver, Colorado 80231

Gentlemen:

In connection with the public offering of the no par value Class A, Class B and Class C shares of the Oppenheimer Limited-Term Government Fund, a business trust organized under the laws of the Commonwealth of Massachusetts (the "Trust"), as counsel for the Trust, we have examined such records and documents and have made such further investigation and examination as we deem necessary for the purposes of this opinion.

We are advised that during the fiscal period ended September 30, 1995, 13,156,371 Class A shares of beneficial interest, 9,449,190 Class B shares of beneficial interest and 1,483,730 Class C shares of beneficial interest of the Trust were sold in reliance on the registration of an indefinite number of shares pursuant to Rule 24f-2 of the Investment Company Act of 1940.

It is our opinion that the said shares of beneficial interest of each class of the Trust sold in reliance on Rule 24f-2 of the Investment Company Act of 1940 are legally issued and, subject to the matters mentioned in the next paragraph, fully paid and nonassessable by the Trust.

Under Massachusetts law, shareholders of the Trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust does, however, contain an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of the Trust property of any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon.

                               Sincerely,
                               MYER, SWANSON & ADAMS, P.C.

                               By /s/ Allan B. Adams
                               ----------------------------
                               Allan B. Adams